Fair value of financial instruments - Disclosure of fair value adjustments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Exit price adjustments derived from market bid-offer spreads | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (542)	£ (569)
Uncollateralised derivative funding | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	19	(4)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(184)	209
Derivative credit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(184)	(209)
Derivative debit valuation adjustments | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 108	£ 144